Columbia Income Builder Fund
First Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Income Builder Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 28.6%
	Shares	Value ($)
Convertible 2.6%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	982,913	21,486,479
Dividend Income 18.7%
Columbia Dividend Income Fund, Institutional 3 Class(a)	1,788,256	59,709,848
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	1,338,290	51,229,740
Columbia International Dividend Income Fund, Institutional 3 Class(a)	2,274,561	45,877,899
Total		156,817,487
Global Real Estate 2.5%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	2,185,567	21,396,704
U.S. Small Cap 4.8%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	872,227	40,052,679
Total Equity Funds (Cost $202,163,486)		239,753,349

Exchange-Traded Fixed Income Funds 9.2%

Floating Rate 0.9%
Columbia Short Duration High Yield ETF(a)	403,860	8,062,782
Multisector 8.3%
Columbia Diversified Fixed Income Allocation ETF(a)	1,633,929	29,300,922
Columbia Short Duration Bond ETF(a)	2,153,443	40,099,693
Total		69,400,615
Total Exchange-Traded Fixed Income Funds (Cost $82,758,833)		77,463,397

Fixed Income Funds 62.2%
	Shares	Value ($)
Emerging Markets 6.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	5,837,614	55,282,205
Floating Rate 7.1%
Columbia Floating Rate Fund, Institutional 3 Class(a)	1,803,189	59,360,968
High Yield 9.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	7,693,837	83,478,132
Investment Grade 38.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,383,593	48,829,187
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	5,666,691	47,713,540
Columbia Quality Income Fund, Institutional 3 Class(a)	12,315,043	223,518,037
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	403,905	4,055,207
Total		324,115,971
Total Fixed Income Funds (Cost $568,944,138)		522,237,276

Money Market Funds 0.0%

Columbia Government Money Market Fund, Institutional 3 Class, 4.125%(a),(b)	20,186	20,186
Total Money Market Funds (Cost $20,172)		20,186
Total Investments in Securities (Cost: $853,886,629)		839,474,208
Other Assets & Liabilities, Net		(210,141)
Net Assets		839,264,067

Columbia Income Builder Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Builder Fund, April 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	24,029,389	116,379	(1,335,318)	(1,323,971)	21,486,479	—	105,379	116,379	982,913
Columbia Corporate Income Fund, Institutional 3 Class
	50,663,973	577,202	(2,561,876)	149,888	48,829,187	—	(41,760)	577,202	5,383,593
Columbia Diversified Fixed Income Allocation ETF
	28,936,883	—	—	364,039	29,300,922	—	—	354,873	1,633,929
Columbia Dividend Income Fund, Institutional 3 Class
	64,100,584	275,257	(1,583,226)	(3,082,767)	59,709,848	—	22,216	275,257	1,788,256
Columbia Dividend Opportunity Fund, Institutional 3 Class
	48,164,757	5,361,341	—	(2,296,358)	51,229,740	—	—	346,228	1,338,290
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	49,072,933	8,660,764	(2,237,279)	(214,213)	55,282,205	—	(253,857)	653,718	5,837,614
Columbia Floating Rate Fund, Institutional 3 Class
	59,536,284	1,118,303	(65,512)	(1,228,107)	59,360,968	—	(1,592)	1,081,724	1,803,189
Columbia Government Money Market Fund, Institutional 3 Class, 4.125%
	48,789	320	(28,903)	(20)	20,186	—	20	320	20,186
Columbia High Yield Bond Fund, Institutional 3 Class
	83,555,177	1,219,157	—	(1,296,202)	83,478,132	—	—	1,209,617	7,693,837
Columbia International Dividend Income Fund, Institutional 3 Class
	45,615,375	258,173	(1,859,183)	1,863,534	45,877,899	—	103,350	258,173	2,274,561
Columbia Limited Duration Credit Fund, Institutional 3 Class
	12,849,845	75,727	(12,720,554)	(205,018)	—	—	250,296	78,876	—
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	51,008,860	730,844	(6,838,153)	2,811,989	47,713,540	—	(1,028,570)	730,844	5,666,691
Columbia Quality Income Fund, Institutional 3 Class
	233,699,138	2,270,544	(26,078,461)	13,626,816	223,518,037	—	(5,023,350)	2,270,544	12,315,043
Columbia Real Estate Equity Fund, Institutional 3 Class
	23,563,073	—	(1,699,033)	(467,336)	21,396,704	—	(204,537)	—	2,185,567
Columbia Short Duration Bond ETF
	48,093,048	—	(8,573,237)	579,882	40,099,693	—	(603,771)	583,970	2,153,443
Columbia Short Duration High Yield ETF
	—	7,968,157	—	94,625	8,062,782	—	—	—	403,860
Columbia Small Cap Value Fund I, Institutional 3 Class
	47,372,881	6,268	(737,621)	(6,588,849)	40,052,679	—	173,890	—	872,227
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	4,193,500	36,361	(257,585)	82,931	4,055,207	—	104	36,361	403,905
Total	874,504,489			2,870,863	839,474,208	—	(6,502,182)	8,574,086

(b)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Income Builder Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT163_01_R01_(06/25)